Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 11 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2018, 2017 and 2016, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended
	December 31,
Customer	2018		2017		2016

Customer A	*	%	*	%	12.00%
Customer B	*	%	10.89%		12.67%

* Less than 10%

As of December 31, 2018, Customer E, and Customer F accounted for 21.69% and 33.92% of the Company’s total current outstanding accounts receivable, respectively.

As of December 31, 2017, Customer B, and Customer E accounted for 14.77% and 15.76% of the Company’s total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2018, 2017 and 2016, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2018		2017	2016
Supplier A	*	%	10.65%	14.12%
Supplier B	*	%	13.23%	13.39%

* Less than 10%

As of December 31, 2018 and 2017, no supplier’s balance accounted for over 10% of the Company’s total accounts payable and notes payable.